Supplement to the
Strategic Advisers®
Core Income
Multi-Manager Fund
April 29, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

ACF-14-01  January 17, 2014
1.954791.102

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
April 29, 2013
As Revised
October 25, 2013 Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

As of November 30, 2013, the subadvisory agreement between Strategic Advisers, Inc. and Fred Alger Asset Management, Inc. (Alger Management) on behalf of the Strategic Advisers Small-Mid Cap Multi-Manager Fund has expired. As a result, all references to Alger Management are deleted from this prospectus. Additional information regarding the Fund's remaining sub-advisers may be found in the prospectus and statement of additional information.

AMM-14-01  January 17, 2014
1.936609.109

Supplement to the
Strategic Advisers®
Core Multi-Manager
Fund
July 30, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

At a meeting held on September 11, 2013, the Board of Trustees approved the appointment of Cornerstone Investment Partners, LLC (Cornerstone) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to AllianceBernstein L.P. (AllianceBernstein), Cornerstone Investment Partners, LLC (Cornerstone), First Eagle Investment Management, LLC (First Eagle), Lazard Asset Management LLC (Lazard), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), and T. Rowe Price Associates, Inc. (T. Rowe Price).

The following information replaces the similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 7.

Strategic Advisers is the fund's manager. AllianceBernstein L.P. (AllianceBernstein), Cornerstone Investment Partners, LLC (Cornerstone), First Eagle Investment Management, LLC (First Eagle), Lazard Asset Management LLC (Lazard), OppenheimerFunds, Inc. (OppenheimerFunds), Pyramis Global Advisors, LLC (Pyramis), and T. Rowe Price Associates, Inc. (T. Rowe Price) have been retained to serve as sub-advisers for the fund.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

John Campbell, CFA, Chief Investment Officer (lead portfolio manager), Dean Morris, CFA (senior portfolio manager), Rick Van Nostrand, CFA (senior portfolio manager), and Cameron Clement, CFA (portfolio manager) have managed Cornerstone's portion of the fund's assets since September 2013.

The following information replaces the biographical information for Lawrence Rakers found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Matthew Fruhan (co-manager) has managed Pyramis' portion of the fund's assets since December 2013.

MMC-14-01  January 17, 2014
1.935070.105

The following information supplements existing information found in the "Fund Management" section on page 26.

Cornerstone, at 3438 Peachtree Road NE, Suite 900, Atlanta, Georgia, 30326, has been retained to serve as a sub-adviser for the fund. As of June 30, 2013, Cornerstone had approximately $6,681.1 million in discretionary assets under management. Cornerstone provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 26.

Cornerstone

John Campbell, CFA, Chief Investment Officer, serves as lead portfolio manager for Cornerstone's portion of the fund's assets, which he has managed since September 2013. Mr. Campbell has served as a Chief Investment Officer since 2005.

Dean Morris, CFA, serves as a senior portfolio manager for Cornerstone's portion of the fund's assets, which he has managed since September 2013. Mr. Morris has served as a portfolio manager since 2008.

Rick Van Nostrand, CFA, serves as a senior portfolio manager for Cornerstone's portion of the fund's assets, which he has managed since September 2013. Mr. Van Nostrand has served as a portfolio manager since 2005.

Cameron Clement, CFA, serves as a portfolio manager for Cornerstone's portion of the fund's assets, which he has managed since September 2013. Mr. Clement has served as a portfolio manager since 2008.

The following information replaces the biographical information for Lawrence Rakers found in the "Fund Management" section on page 28.

Matthew Fruhan serves as portfolio manager for Pyramis' portion of the fund's assets, which he has managed since December 2013. He is a portfolio manager at Pyramis Global Advisors, a unit of Fidelity. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Fruhan has worked as a research analyst and portfolio manager.

Supplement to the
Strategic Advisers® Growth Multi-Manager Fund
July 30, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

At a meeting held on September 11, 2013, the Board of Trustees approved the appointment of Massachusetts Financial Services Company (MFS) as a new sub-adviser of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to ClariVest Asset Management LLC (ClariVest), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), Pyramis Global Advisors, LLC (Pyramis), and Waddell & Reed Investment Management Company (WRIMCO).

The following information replaces the similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 7.

Strategic Advisers is the fund's manager. ClariVest Asset Management LLC (ClariVest), Massachusetts Financial Services Company (MFS), Morgan Stanley Investment Management Inc. (MSIM), Pyramis Global Advisors, LLC (Pyramis), and Waddell & Reed Investment Management Company (WRIMCO) have been retained to serve as sub-advisers for the fund.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Matthew W. Krummell (portfolio manager) has managed MFS' portion of the fund's assets since September 2013.

The following information supplements existing information found in the "Fund Management" section on page 27.

MFS, at 111 Huntington Avenue, Boston, Massachusetts, 02199, has been retained to serve as a sub-adviser for the fund. As of June 30, 2013, MFS had approximately $353 billion in assets under management. MFS provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 27.

MFS

Matthew W. Krummell has managed MFS' portion of the fund's assets since September 2013. Mr. Krummell is an Investment Officer of MFS and has been employed in the investment area of MFS since 2001.

MMG-14-01  January 17, 2014
1.935092.105

Supplement to the
Strategic Advisers® Value Multi-Manager Fund
July 30, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

At a meeting held on September 11, 2013, the Board of Trustees approved the appointment of Robeco Investment Management, Inc. (RIM) as a new sub-adviser to the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Aristotle Capital Management, LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine Global), Cohen & Steers Capital Management, Inc. (Cohen & Steers), LSV Asset Management (LSV), Pyramis Global Advisors, LLC (Pyramis), and Robeco Investment Management, Inc. (RIM).

The following information replaces similar information under the heading "Investment Advisers" in the "Fund Summary" section on page 7.

Strategic Advisers is the fund's manager. Aristotle Capital Management, LLC (Aristotle), Brandywine Global Investment Management, LLC (Brandywine Global), Cohen & Steers Capital Management, Inc. (Cohen & Steers), LSV Asset Management (LSV), Pyramis Global Advisors, LLC (Pyramis), and Robeco Investment Management, Inc. (RIM) have been retained to serve as sub-advisers for the fund. Pyramis has not currently been allocated a portion of the fund's assets to manage.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

Mark Donovan, CFA, Co-Chief Executive Officer (portfolio manager) and David Pyle, CFA, Managing Director (portfolio manager) have managed RIM's portion of the fund's assets since October 2013.

The following information supplements existing information found in the "Fund Management" section on page 26.

RIM, at One Beacon Street, 30th Floor, Boston, Massachusetts 02108, has been retained to serve as a sub-adviser for the fund. As of June 30, 2013, RIM had approximately $41.5 billion in assets under management. RIM provides investment advisory services for the fund.

MMV-14-01  January, 17, 2014
1.936473.104

The following information supplements the biographical information found in the "Fund Management" section on page 26.

RIM

Mark Donovan, CFA, Co-Chief Executive Officer, serves as a portfolio manager for RIM's portion of the fund's assets, which he has managed since October 2013. Mr. Donovan has served as head of the large cap equity team and senior portfolio manager since 1995.

David Pyle, CFA, Managing Director, serves as a portfolio manager for RIM's portion of the fund's assets, which he has managed since October 2013. Mr. Pyle has served as a portfolio manager since 2004 and previously as a research analyst since 2000.

Supplement to the
Strategic Advisers® Income Opportunities Fund of Funds
April 29, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 17.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
ODF-14-01  January 17, 2014
1.954795.102

Supplement to the
Strategic Advisers®
Emerging Markets
Fund of Funds
April 29, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 17.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
RMF-14-01  January 17, 2014
1.948110.103

Supplement to the
Strategic Advisers® International Multi-Manager Fund
April 29, 2013
Prospectus

Effective January 18, 2014, if you hold your shares in a Fidelity mutual fund account and your dividend and/or redemption check(s) remains uncashed for six months, the check(s) may be invested in additional shares at the NAV next calculated on the day of the investment.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

W. George Greig (portfolio manager) has co-managed William Blair's portion of the fund's assets since May 2012. Simon Fennell and Jeff Urbina (portfolio managers) have co-managed William Blair's portion of the fund's assets since May 2013.

The following information supplements biographical information found in the "Fund Management" section beginning on page 30.

Simon Fennell, Partner, is co-portfolio manager of William Blair's portion of the fund's assets, which he has managed since May 2013. Since joining the firm in 2011, Simon previously served as a TMT Research Analyst, also focusing on idea generation and strategy more broadly. Prior to joining William Blair, Simon was a Managing Director in the Equities division at Goldman Sachs in London and Boston, where he was responsible for institutional, equity research coverage for European and International stocks beginning in 1997. Previously, Simon was in the Corporate Finance Group at Lehman Brothers in London and Hong Kong, working in the M&A and Debt Capital Markets Groups. Education: M.A., University of Edinburgh; M.B.A., Johnson Graduate School of Management, Cornell University.

Jeff Urbina, Partner, who joined William Blair in 1996, is co-portfolio manager of William Blair's portion of the fund's assets, which he has managed since May 2013. Previously, he was a Senior Vice President and Portfolio Manager of the Van Kampen American Capital Navigator Fund, an emerging market equity fund listed on the Luxembourg exchange. While at Van Kampen, he also served as the Director of Research and was a member of the Investment Policy Committee for the firm. Prior to joining Van Kampen in 1991, Jeff spent almost 15 years in the commercial banking business with Citibank where he was a Vice President and Senior Relationship Manager in the bank's real estate group, and with Harris Bank in Chicago where he was an International Banking Officer. Education: B.A., Northwestern University; M.M., Northwestern University Kellogg Graduate School of Management.

STG-14-01  January 17, 2014
1.954793.103